Derivative instruments and hedging activities (Tables)	12 Months Ended
Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Notional Amount and Balance Sheet Location Information Related to Foreign Exchange Derivative Contracts

The following table presents outstanding notional amount and balance sheet location information related to foreign exchange derivative contracts as of March 31, 2016 and 2017:

	March 31, 2016			March 31, 2017
	Notional Amount (US$)	Prepaid Expenses and Other Current Asset (INR)	Other Assets (INR)	Notional Amount (US$)	Prepaid Expenses and Other Current Asset (INR)	Other Assets (INR)
Foreign currency option contracts	14,976	108,606	83,426	12,111	63,818	61,120